Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expenses
Summary of personnel expenses

	Year Ended December 31,
	2020	2019	2018
	(€ in thousands)
Wages and salaries	11,568	13,885	12,772
Employee stock option plan	671	671	604
Social security contributions	2,289	2,710	2,527
Total	14,528	17,266	15,903